Future Minimum Lease Payments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Lease term	3 years
Lease expiration date	Aug. 31, 2016
Rent expense		$ 2,997
Culminating in a monthly payment		3,191
Renewable security deposit	$ 52,100	50,000
Operating lease rent	$ 379,305	$ 278,589
Belmont NLV LLC [Member]
Lease term	5 years
Lease expiration date	Apr. 17, 2016
Rent expense	$ 26,786
Culminating in a monthly payment	$ 30,148
Renewable lease term	5 years
Renewable lease expiration date	Apr. 16, 2021
Renewable security deposit	$ 50,000
Option to purchase the building	$ 3,800,000